SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
Schedule of Depreciation Calculated Using Straight-Line Method
Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, as follows:

years
Communications network:
Physical layer and infrastructure	10 - 25 (mainly 15, 10)
Other Communication network	3 - 15 (mainly 5, 10, 15)
Computers, software and hardware for information systems	3-10 (mainly 3-5)
Office furniture and equipment	7-15
Optic fibers and related assets	7-25 (mainly 25)
Subscribers equipment and installations	2 - 4

Schedule of Effect of Change on Consolidated Statement of Financial Position
Effect of change on consolidated statement of financial position:

	New Israeli Shekels in millions
	As of December 31, 2017
	Previous accounting policy	Effect of change	According to IFRS15 as reported
Current assets - other receivables and prepaid expenses - Contract assets	-	2	2
Non-current assets - Costs to obtain contracts recognized in intangible assets, net – non-current assets	-	71	71
Deferred income tax asset	71	(16)	55
Current liabilities - other deferred revenues – Contract liabilities	36	4	40
Non-current liabilities – other non-current liabilities – Contract liabilities	6	-	6
Deferred revenues from Hot Mobile – Contract liabilities (current and non-current)	195	-	195
Equity	1,381	53	1,434

Schedule of Effect of Change on Consolidated Statement of Income
Effect of change on consolidated statement of income:

	New Israeli Shekels In millions (except per share data)
	Year ended December 31, 2017
	Previous accounting policy	Effect of change	According to IFRS15 as reported
Revenues	3,270	(2)	3,268
Selling and marketing expenses	340	(71)	269
Operating profit	246	69	315
Profit before income tax	66	69	135
Income tax expenses	5	16	21
Profit for the year	61	53	114

Depreciation and amortization expense	567	13	580
Basic earnings per share	0.38	0.32	0.70
Diluted earnings per share	0.37	0.32	0.69

Schedule of Effect of Change on Consolidated Statement Cash flows
Effect of change on consolidated statement cash flows:

	New Israeli Shekels in millions
	Year ended December 31, 2017
	Previous accounting policy	Effect of change	According to IFRS15 as reported
Net cash provided by operating activities	897	76	973
Net cash provided by (used in) investing activities	4	(76)	(72)